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 T. ROWE PRICE
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 Tax-Free Funds
   Tax-Free High Yield Fund

 Supplement to prospectus dated July 1, 1998
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 Effective immediately, the paragraph entitled Tax-Free High Yield Fund under
 Portfolio Management on page 24 of the prospectus will be replaced with the following:

 Tax-Free High Yield Fund William F. Snider, Chairman, Patricia S. Deford, Konstantine B. Mallas, Mary J. Miller, Arthur S. Varnado, and C. Stephen Wolfe
 II. Mr. Snider was appointed the fund's chairman in 1999. He joined T. Rowe Price in 1991 and has been managing investments since 1993. Ms. Deford is co-manager of the fund. She joined T. Rowe Price in 1990. Until June, 1998 she was the director of municipal credit research. Since that time, she has been responsible for municipal high-yield credit research.




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 The date of this supplement is April 15, 1999.
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                                                                 F59-041 4/15/99
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